Subsidiary Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Information [abstract]
Summary of Principal Amount Outstanding of Registered Debt Securities
The following table sets forth, as of December 31, 2022, the principal amount outstanding of the registered debt securities originally issued by the Master Trust. As noted above, Petróleos Mexicanos has assumed, as primary obligor, all of the obligations of the Master Trust under these debt securities. The obligations of Petróleos Mexicanos are guaranteed by the Subsidiary Guarantors:
Table 1: Registered Debt Securities originally issued by the Master Trust and Assumed by Petróleos Mexicanos

Security	Primary obligor	Guarantors	Principal amount outstanding (U.S.$)
6.625% Guaranteed Bonds due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	U.S.$	1,750,000
6.625% Guaranteed Bonds due 2038	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	491,175
8.625% Guaranteed Bonds due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	63,705
9.500% Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	168,625
The following table sets forth, as of December 31, 2022, the principal amount outstanding of the registered debt securities issued by Petróleos Mexicanos, and guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
Table 2: Registered Debt Securities originally issued by Petróleos Mexicanos

Security		Guarantors	Principal amount outstanding (U.S.$)
9.500% Global Guaranteed Bonds due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	96,718
3.500% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,143,938
4.875% Notes due 2024	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	844,175
6.625% Notes due 2035	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	999,000
6.500% Bonds due 2041	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,560,521
5.500% Bonds due 2044	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	640,357
6.375% Bonds due 2045	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,199,747
5.625% Bonds due 2046	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	626,143
4.500% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,124,403
4.250% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	635,449
6.875% Notes due 2026	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,502,771
4.625% Notes due 2023	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	895,444
6.750% Bonds due 2047	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	5,548,156
5.350% Notes due 2028	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,976,720
6.350% Bonds due 2048	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,574,041
6.500% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	4,006,043

Security		Guarantors	Principal amount outstanding (U.S.$)
5.950% Notes due 2031	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,777,381
6.490% Notes due 2027	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,538,374
6.840% Notes due 2030	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	2,345,538
6.950% Bonds due 2060	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	3,796,812
7.690% Bonds due 2050	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	8,047,831
6.500% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,204,708
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
8.750% Notes due 2029	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	1,908,685
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

Supplemental Statement of Financial Position
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	14,809,052	Ps.	11,293,133	Ps.	38,312,326	Ps.	—	Ps.	64,414,511
Trade and other accounts receivable, derivative financial instruments and other current assets	61,562,752		197,610,993		78,288,125		—		337,461,870
Accounts receivable—inter-company	1,466,391,747		1,158,552,905		178,769,205		(2,803,713,857)		—
Inventories	1,695,679		79,127,255		45,195,463		—		126,018,397
Total current assets	1,544,459,230		1,446,584,286		340,565,119		(2,803,713,857)		527,894,778
Long-term receivables—intercompany	1,511,328,178		—		1,361,639		(1,512,689,817)		—
Investments in joint ventures and associates	(1,203,291,062)		269,011,476		231,429,045		704,894,507		2,043,966
Wells, pipelines, properties, plant and equipment-net	6,832,860		1,089,869,156		272,048,834		—		1,368,750,850
Long-term notes receivables	—		1,334,126		—		—		1,334,126
Right of use	1,631,407		44,352,154		3,537,286		—		49,520,847
Deferred taxes	51,156,380		113,857,491		6,618,687		—		171,632,558
Intangible assets	149,947		28,673,801		1,201,186		—		30,024,934
Mexican Government Bonds	63,653,260		—		—		—		63,653,260
Other assets	—		2,320,594		28,382,131		—		30,702,725
Total assets	Ps.	1,975,920,200	Ps.	2,996,003,084	Ps.	885,143,927	Ps.	(3,611,509,167)	Ps.	2,245,558,044
Liabilities
Current liabilities
Current portion of long-term debt	Ps.	398,101,726	Ps.	20,438,040	Ps.	47,407,917	Ps.	—	Ps.	465,947,683
Accounts payable—inter-company	1,423,626,118		1,293,390,155		86,538,902		(2,803,555,175)		—
Other current liabilities	31,085,188		346,977,135		85,727,252		—		463,789,575
Total current liabilities	1,852,813,032		1,660,805,330		219,674,071		(2,803,555,175)		929,737,258
Long-term debt	1,573,359,790		22,496,110		29,660,413		—		1,625,516,313
Long-term payables—inter-company	—		1,511,403,321		1,445,177		(1,512,848,498)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	318,280,995		1,124,420,120		16,425,583		—		1,459,126,698
Total liabilities	3,744,453,817		4,319,124,881		267,205,244		(4,316,403,673)		4,014,380,269
Equity (deficit), net	(1,768,533,617)		(1,323,121,797)		617,938,683		704,894,506		(1,768,822,225)
Total liabilities and equity	Ps.	1,975,920,200	Ps.	2,996,003,084	Ps.	885,143,927	Ps.	(3,611,509,167)	Ps.	2,245,558,044
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF FINANCIAL POSITION
As of December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Assets
Current assets
Cash and cash equivalents	Ps.	34,690,405	Ps.	6,157,869	Ps.	35,658,173	Ps.	—	Ps.	76,506,447
Trade and other accounts receivable, derivative financial instruments and other current assets	14,502,133		191,315,372		89,956,950		—		295,774,455
Accounts receivable—inter-company	1,915,076,979		1,080,615,236		158,628,242		(3,154,320,457)		—
Inventories	930,656		54,797,831		30,384,655		—		86,113,142
Total current assets	1,965,200,173		1,332,886,308		314,628,020		(3,154,320,457)		458,394,044
Long-term receivables—intercompany	1,715,204,137		—		1,846,525		(1,717,050,662)		—
Investments in joint ventures and associates	(1,438,194,686)		172,395,250		78,073,476		1,189,980,912		2,254,952
Wells, pipelines, properties, plant and equipment-net	7,488,282		1,130,105,528		136,938,797		—		1,274,532,607
Long-term notes receivables	—		1,646,290		—		—		1,646,290
Right of use	666,839		52,047,552		1,569,067		—		54,283,458
Deferred taxes	53,898,456		34,644,220		3,713,163		—		92,255,839
Intangible assets	2,175		18,894,609		1,119,362		—		20,016,146
Mexican Government Bonds	109,601,905		—		—		—		109,601,905
Other assets	—		1,165,964		37,946,966		—		39,112,930
Total assets	Ps.	2,413,867,281	Ps.	2,743,785,721	Ps.	575,835,376	Ps.	(3,681,390,207)	Ps.	2,052,098,171
Liabilities
Current liabilities
Current portion of long-term debt	417,076,084		22,488,458		52,719,071		—		492,283,613
Accounts payable—inter-company	2,092,847,395		962,430,582		98,598,958		(3,153,876,935)		—
Other current liabilities	23,587,329		334,918,246		71,859,142		—		430,364,717
Total current liabilities	2,533,510,808		1,319,837,286		223,177,171		(3,153,876,935)		922,648,330
Long-term debt	1,715,650,511		25,978,231		15,783,539		—		1,757,412,281
Long-term payables—inter-company	—		1,715,642,197		1,851,988		(1,717,494,185)		—
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	334,835,252		1,196,413,505		10,789,586		—		1,542,038,343
Total liabilities	4,583,996,571		4,257,871,219		251,602,284		(4,871,371,120)		4,222,098,954
Equity (deficit), net	(2,170,129,290)		(1,514,085,498)		324,233,092		1,189,980,913		(2,170,000,783)
Total liabilities and equity	Ps.	2,413,867,281	Ps.	2,743,785,721	Ps.	575,835,376	Ps.	(3,681,390,207)	Ps.	2,052,098,171

Supplemental Statement of Comprehensive Income
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	2,801,812,884	Ps.	1,498,442,200	Ps.	(1,922,252,125)	Ps.	2,378,002,959
Services income	80,180,636		97,771,725		16,779,837		(189,346,848)		5,385,350
Total revenues	80,180,636		2,899,584,609		1,515,222,037		(2,111,598,973)		2,383,388,309
(Impairment) of wells, pipelines, properties, plant and equipment	—		(83,932,377)		394,356		—		(83,538,021)
Cost of sales	1,188,124		2,254,594,197		1,473,464,907		(2,030,684,206)		1,698,563,022
Gross income	78,992,512		561,058,035		42,151,486		(80,914,767)		601,287,266
Total general expenses	75,149,492		163,600,068		12,167,950		(80,733,408)		170,184,102
Other revenues (expenses), net	136,297		(617,947)		14,550,435		286,735		14,355,520
Operating income	3,979,317		396,840,020		44,533,971		105,376		445,458,684
Financing cost, net	(53,015,543)		(95,270,023)		(6,927,924)		(105,376)		(155,318,866)
Foreign exchange income (loss), net	(2,577,191)		131,349,483		917,798		—		129,690,090
Profit (loss) sharing in joint ventures and associates	149,613,112		(1,982,658)		66,706,428		(213,987,481)		349,401
Income (loss) before duties, taxes and other	97,999,695		430,936,822		105,230,273		(213,987,481)		420,179,309
Total taxes, duties and other	(2,412,355)		321,846,221		746,973		—		320,180,839
Net income for the year	100,412,050		109,090,601		104,483,300		(213,987,481)		99,998,470
Total other comprehensive result	27,263,372		96,178,950		(33,568,951)		—		89,873,371
Total comprehensive income (loss)	Ps.	127,675,422	Ps.	205,269,551	Ps.	70,914,349	Ps.	(213,987,481)	Ps.	189,871,841
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	1,815,602,641	Ps.	737,192,231	Ps.	(1,062,139,493)	Ps.	1,490,655,379
Services income	83,783,182		93,096,004		11,936,130		(183,842,075)		4,973,241
Total revenues	83,783,182		1,908,698,645		749,128,361		(1,245,981,568)		1,495,628,620
(Impairment) of wells, pipelines, properties, plant and equipment	—		(751,469)		(459,126)		—		(1,210,595)
Cost of sales	939,331		1,502,101,853		728,325,768		(1,164,716,250)		1,066,650,702
Gross income	82,843,851		405,845,323		20,343,467		(81,265,318)		427,767,323
Total general expenses	77,055,697		160,027,365		9,622,354		(81,234,555)		165,470,861
Other revenues (expenses), net	2,985,438		(37,344,472)		1,009,896		(19,492)		(33,368,630)
Operating income	8,773,592		208,473,486		11,731,009		(50,255)		228,927,832
Financing cost, net	(54,245,927)		(102,785,773)		(3,907,658)		50,252		(160,889,106)
Foreign exchange (loss) income, net	(5,185,616)		(39,529,621)		(959,813)		—		(45,675,050)
(Loss) profit in joint ventures and associates	(246,891,433)		(2,353,222)		(10,630,620)		256,787,168		(3,088,107)
(Impairment) of joint ventures	—		—		(6,703,324)		—		(6,703,324)
Income (loss) before duties, taxes and other	(297,549,384)		63,804,870		(10,470,406)		256,787,165		12,572,245
Total taxes, duties and other	(3,017,215)		308,071,088		2,294,249		—		307,348,122
Net (loss) income for the year	(294,532,169)		(244,266,218)		(12,764,655)		256,787,165		(294,775,877)
Total other comprehensive result	44,225,180		161,981,238		6,941,577		—		213,147,995
Total comprehensive (loss) income	Ps.	(250,306,989)	Ps.	(82,284,980)	Ps.	(5,823,078)	Ps.	256,787,165	Ps.	(81,627,882)
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF COMPREHENSIVE INCOME
For the year ended December 31, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Net revenues	Ps.	—	Ps.	1,115,845,485	Ps.	459,202,040	Ps.	(626,101,165)	Ps.	948,946,360
Services income	78,461,654		88,034,087		12,253,482		(174,033,739)		4,715,484
Total revenues	78,461,654		1,203,879,572		471,455,522		(800,134,904)		953,661,844
(Impairment) of wells, pipelines, properties, plant and equipment	—		(36,303,470)		(50,230)		—		(36,353,700)
Cost of sales	982,896		1,090,745,812		460,296,695		(719,410,713)		832,614,690
Gross income	77,478,758		76,830,290		11,108,597		(80,724,191)		84,693,454
Total general expenses	75,817,961		154,020,378		9,198,761		(80,706,414)		158,330,686
Other revenues (expenses), net	170,887		5,733,633		4,635,082		34,530		10,574,132
Operating income	1,831,684		(71,456,455)		6,544,918		16,753		(63,063,100)
Financing cost, net	(54,710,062)		(70,134,087)		(3,066,150)		(16,754)		(127,927,053)
Foreign exchange (loss) income, net	(1,778,917)		(125,864,355)		(1,306,032)		—		(128,949,304)
(Loss) profit sharing in joint ventures and associates	(433,417,288)		1,288,687		(12,588,491)		441,176,559		(3,540,533)
(Loss) income before duties, taxes and other	(488,074,583)		(266,166,210)		(10,415,755)		441,176,558		(323,479,990)
Total taxes, duties and other	20,804,230		159,451,307		5,316,538		—		185,572,075
Net (loss) income for the year	(508,878,813)		(425,617,517)		(15,732,293)		441,176,558		(509,052,065)
Total other comprehensive result	(6,062,096)		(12,844,301)		7,600,985		—		(11,305,412)
Total comprehensive (loss) income	Ps.	(514,940,909)	Ps.	(438,461,818)	Ps.	(8,131,308)	Ps.	441,176,558	Ps.	(520,357,477)

Supplemental Statement of Cash Flows
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2022

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net income (loss)	Ps.	100,412,050	Ps.	109,090,601	Ps.	104,483,300	Ps.	(213,987,481)	Ps.	99,998,470
Income taxes and duties	(2,412,355)		321,846,222		746,972		—		320,180,839
Depreciation and amortization of wells, pipelines, properties, plant and equipment	554,672		134,768,990		4,448,153		—		139,771,815
Amortization of intangible assets	433,850		22,598		59,894		—		516,342
Impairment of wells, pipelines, properties, plant and equipment	—		83,932,376		(394,355)		—		83,538,021
Capitalized unsuccessful wells	—		7,110,169		—		—		7,110,169
Unsuccessful wells from intangible assets	—		13,911,491		—		—		13,911,491
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	770,522		20,594,151		2,358,648		—		23,723,321
Depreciation of rights of use	402,661		4,775,839		785,278		—		5,963,778
Cancellation of leases	17,489		(824,885)		—		—		(807,396)
(Gains) on bargain purchase of business acquisition	—		—		(1,271,188)		—		(1,271,188)
Reclassification of translation effect	—		—		(10,383,296)		—		(10,383,296)
Discount rate of reserve for well abandonment	—		4,647,200		—		—		4,647,200
Loss (profit) sharing in joint ventures and associates	(149,613,112)		1,982,659		(66,706,428)		213,987,480		(349,401)
Unrealized foreign exchange loss (income)	(116,319,473)		(7,874,293)		(4,351,603)		—		(128,545,369)
Interest expense	133,280,499		20,710,183		5,693,198		—		159,683,880
Interest income	(15,912,365)		(10,859,934)		(455,666)		—		(27,227,965)
Duties and taxes	(6,301,293)		(360,898,996)		527,037		—		(366,673,252)
Accounts receivable, inventories, accounts payable, DFIs and provisions	15,493,005		(52,750,442)		15,832,583		—		(21,424,854)
Employee benefits	18,330,319		35,818,190		126,678		—		54,275,187
Inter-company charges and deductions	511,277,041		(191,050,153)		115,670,229		(435,897,117)		—
Cash flows from (used in) operating activities	490,413,510		134,951,966		167,169,434		(435,897,118)		356,637,792
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(1,015,214)		(221,783,321)		(131,061,456)		13,389,062		(340,470,929)
Other assets and other receivables	2,041,688		(1,388,372)		(19,728,200)		(13,389,063)		(32,463,947)
(Increase) decrease due to Inter-company investing
Cash flows (used in) from investing activities	119,611,920		(223,171,693)		(150,304,771)		(119,070,332)		(372,934,876)
Financing activities:
Increase in equity due to Certificates of Contribution “A” and proceeds from FONADIN grants	211,306,717		—		—		—		211,306,717
Collection and interest collected from the Mexican Government	7,455,715		—		—		—		7,455,715
Lease payments of principal and interest
Loans obtained from financial institutions	428,181,800		34,447,738		601,549,878		—		1,064,179,416
Debt payments, principal only	(470,070,458)		(41,828,143)		(595,260,679)		—		(1,107,159,280)
Interest paid	(136,869,989)		(17,387,706)		301,005		—		(153,956,690)
Inter-company increase (decrease) financing	(669,221,278)		126,720,696		(12,466,868)		554,967,450		—
Net cash flows from (used in) financing activities:	(629,906,783)		93,354,991		(7,226,603)		554,967,450		11,189,055
Net increase (decrease) in cash and cash equivalents	(19,881,353)		5,135,264		9,638,060		—		(5,108,029)
Effects of foreign exchange on cash balances	—		—		(6,983,907)		—		(6,983,907)
Cash and cash equivalents at the beginning of the year	34,690,405		6,157,869		35,658,173		—		76,506,447
Cash and cash equivalents at the end of the year	Ps.	14,809,052	Ps.	11,293,133	Ps.	38,312,326	Ps.	—	Ps.	64,414,511
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2021

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income	Ps.	(294,532,169)	Ps.	(244,266,218)	Ps.	(12,764,655)	Ps.	256,787,165	Ps.	(294,775,877)
Income taxes and duties	(3,017,215)		308,071,088		2,294,249		—		307,348,122
Depreciation and amortization of wells, pipelines, properties, plant and equipment	926,413		130,462,150		2,042,802		—		133,431,365
Amortization of intangible assets	302,074		27,629		73,592		—		403,295
Impairment of wells, pipelines, properties, plant and equipment	—		751,469		459,126		—		1,210,595
Capitalized unsuccessful wells	—		9,730,391		—		—		9,730,391
Unsuccessful wells from intangible assets	—		12,565,711		—		—		12,565,711
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	165,820		47,033,371		100,431		—		47,299,622
Depreciation of rights of use	518,108		4,890,459		999,304		—		6,407,871
Reversal of impairment of rights of use					—				(87,025)
Impairment of joint ventures	—		—		6,703,324		—		6,703,324
Cancellation of leases	—		(432,906)		—		—		(432,906)
Unrealized foreign exchange loss (income) of reserve for well abandonment	—		4,454,106		—		—		4,454,106
Loss (profit) sharing in joint ventures and associates	257,030,877		97,909		2,990,198		(257,030,877)		3,088,107
Unrealized foreign exchange loss (income)	37,103,050		4,878,103		2,504,194		—		44,485,347
Interest expense	152,735,265		9,319,042		2,517,340		—		164,571,647
Interest income	(15,021,009)		(13,696,982)		(188,793)		—		(28,906,784)
Taxes and duties	(9,832,139)		(247,468,399)		(2,147,155)		—		(259,447,693)
Accounts receivable, inventories, accounts payable, DFIs and provisions	36,095,181		(42,928,835)		(29,866,906)		—		(36,700,560)
Employee benefits	23,767,561		45,120,142		(1,001,049)		—		67,886,654
Inter-company charges and deductions	(945,742,643)		(154,191,287)		116,560,178		983,373,752		—
Cash flows from (used in) operating activities	(759,500,826)		(125,670,082)		91,276,180		983,130,040		189,235,312
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(305,025)		(157,505,188)		(77,595,821)		—		(235,406,034)
Other assets and other receivables	435,423		4,246,730		(31,511,677)		—		(26,829,524)
(Increase) decrease due to Inter-company investing	(68,097,420)		—		(858,455)		68,955,875		—
Cash flows (used in) from investing activities	(67,967,022)		(153,258,458)		(109,965,953)		68,955,875		(262,235,558)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	316,354,129		—		—		—		316,354,129
Collection and interest collected from the Mexican Government	22,915,255		—		—		—		22,915,255
Lease payments of principal and interest	(388,290)		(9,806,074)		(1,074,067)		—		(11,268,431)
Loans obtained from financial institutions	682,975,560		4,088,422		949,152,861		—		1,636,216,843
Debt payments, principal only	(749,672,127)		(8,885,244)		(949,024,209)		—		(1,707,581,580)
Interest paid	(151,547,133)		(5,430,171)		(279,321)		—		(157,256,625)
Inter-company increase (decrease) financing	732,126,639		300,149,402		19,809,874		(1,052,085,915)		—
Cash flows from (used in) financing activities:	852,764,033		280,116,335		18,585,138		(1,052,085,915)		99,379,591
Net increase (decrease) in cash and cash equivalents	25,296,185		1,187,795		(104,635)		—		26,379,345
Effects of foreign exchange on cash balances	—		—		10,137,321		—		10,137,321
Cash and cash equivalents at the beginning of the year	9,394,220		4,970,074		25,625,487		—		39,989,781
Cash and cash equivalents at the end of the year	Ps.	34,690,405	Ps.	6,157,869	Ps.	35,658,173	Ps.	—	Ps.	76,506,447
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
STATEMENT OF CASH FLOWS
For the year ended December 31, 2020

	Petróleos Mexicanos		Subsidiary guarantors		Non-guarantor subsidiaries		Eliminations		PEMEX consolidated
Operating activities:
Net (loss) income	Ps.	(508,878,813)	Ps.	(425,617,517)	Ps.	(15,507,766)	Ps.	440,952,031	Ps.	(509,052,065)
Income taxes and duties	20,804,230		159,451,307		5,316,538		—		185,572,075
Depreciation and amortization of wells, pipelines, properties, plant and equipment	1,066,176		126,778,686		1,786,958		—		129,631,820
Amortization of intangible assets	453,081		(30,155)		56,062		—		478,988
Impairment of wells, pipelines, properties, plant and equipment	—		36,303,471		50,229		—		36,353,700
Capitalized unsuccessful wells	—		10,947,702		—		—		10,947,702
Unsuccessful wells from intangible assets	—		8,404,284		—		—		8,404,284
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	94,065		3,004,053		2,199,444		—		5,297,562
Depreciation of rights of use	644,838		5,453,688		1,130,705		—		7,229,231
Loss from derecognition of disposal of intangible asset	—		—		396,118		—		396,118
Cancellation of leases	—		(1,101,987)		—		—		(1,101,987)
Discount rate of reserve for well abandonment	—		4,555,692		—		—		4,555,692
(Gains) on disposal of subsidiary companies	—		—		(707,533)		—		(707,533)
Loss (profit) sharing in joint ventures and associates	441,125,283		(41,685)		3,582,218		(441,125,283)		3,540,533
Unrealized foreign exchange loss (income)	117,158,102		12,040,638		3,267,503		—		132,466,243
Interest expense	134,335,289		25,908,927		1,521,026		—		161,765,242
Interest income	(11,617,299)		(5,124,749)		—		—		(16,742,048)
Taxes and duties	1,349,021		(155,315,035)		(3,725,449)		—		(157,691,463)
Accounts receivable, inventories, accounts payable, DFIs and provisions	(16,644,218)		(692,255)		22,115,695		—		4,779,222
Employee benefits	(355,666)		64,873,037		(5,347,025)		—		59,170,346
Inter-company charges and deductions	(147,308,477)		37,878,271		35,319,045		74,111,161		—
Cash flows from (used in) operating activities	32,225,612		(92,323,627)		51,453,768		73,937,909		65,293,662
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets	(349,555)		(97,841,648)		(40,426,953)		—		(138,618,156)
Other assets and other receivables	930,596		(812,028)		(2,640,055)		—		(2,521,487)
(Increase) decrease due to Inter-company investing	(194,281,597)		—		627,372		193,654,225		—
Cash flows (used in) from investing activities	(193,700,556)		(98,653,676)		(42,439,636)		193,654,225		(141,139,643)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	46,256,000		—		—		—		46,256,000
Collection and interest collected from the Mexican Government	5,800,940		—		—		—		5,800,940
Lease payments of principal and interest	(396,917)		(8,266,969)		(1,346,915)		—		(10,010,801)
Loans obtained from financial institutions	730,222,863		1,046		557,905,959		—		1,288,129,868
Debt payments, principal only	(601,448,338)		(4,828,154)		(545,685,655)		—		(1,151,962,147)
Interest paid	(122,553,204)		(7,200,077)		(1,235,869)		—		(130,989,150)
Inter-company increase (decrease) financing	84,752,963		211,415,474		(28,576,303)		(267,592,134)		—
Cash flows from (used in) financing activities:	142,634,307		191,121,320		(18,938,783)		(267,592,134)		47,224,710
Net increase (decrease) in cash and cash equivalents	(18,840,637)		144,017		(9,924,651)		—		(28,621,271)
Effects of foreign exchange on cash balances	—		—		7,989,421		—		7,989,421
Cash and cash equivalents at the beginning of the year	28,234,857		4,826,057		27,560,717		—		60,621,631
Cash and cash equivalents at the end of the year	Ps.	9,394,220	Ps.	4,970,074	Ps.	25,625,487	Ps.	—	Ps.	39,989,781